Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Strategic California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class A
Trading Symbol	CLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the pre-pay gas, utility, housing and special tax sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An underweight to the utility sector added to the Fund’s relative performance.
Credit quality security selection
| A positive contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermed ia
te and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue and state general obligation (GO) sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to charter schools detracted from relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in AA rated bonds.
Credit quality allocation
| An overweight to BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	2.47	0.48	1.96
Class A (including sales charges)	(0.62)	(0.13)	1.66
Bloomberg California Municipal Bond Index	4.05	1.08	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 306,046,946
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,484,553
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statis
tic
s
Fund net assets	$ 306,046,946
Total number of portfolio holdings	153
Management services fees (represents 0.47% of Fund average net assets)	$ 1,484,553
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%

Columbia Strategic California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class C
Trading Symbol	CCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period ? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the pre-pay gas, utility, housing and special tax sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An underweight to the utility sector added to the Fund’s relative performance.
Credit quality security selection
| A positive contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue and state general obligation (GO) sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to charter schools detracted from relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in AA rated bonds.
Credit quality allocation
| An overweight to BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	1.96	(0.03)	1.48
Class C (including sales charges)	0.97	(0.03)	1.48
Bloomberg California Municipal Bond Index	4.05	1.08	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 306,046,946
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,484,553
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 306,046,946
Total number of portfolio holdings	153
Management services fees (represents 0.47% of Fund average net assets)	$ 1,484,553
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%

Columbia Strategic California Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CCAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the pre-pay gas, utility, housing and special tax sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An underweight to the utility sector added to the Fund’s relative performance.
Credit quality security selection
| A positive contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue and state general obligation (GO) sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to charter schools detracted from relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in AA rated bonds.
Credit quality allocation
| An overweight to BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.67	0.67	2.20
Bloomberg California Municipal Bond Index	4.05	1.08	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 306,046,946
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,484,553
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 306,046,946
Total number of portfolio holdings	153
Management services fees (represents 0.47% of Fund average net assets)	$ 1,484,553
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%

Columbia Strategic California Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the pre-pay gas, utility, housing and special tax sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An underweight to the utility sector added to the Fund’s relative performance.
Credit quality security selection
| A positive contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue and state general obligation (GO) sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to charter schools detracted from relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in AA rated bonds.
Credit quality allocation
| An overweight to BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	2.74	0.69	2.20
Bloomberg California Municipal Bond Index	4.05	1.08	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 306,046,946
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,484,553
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 306,046,946
Total number of portfolio holdings	153
Management services fees (represents 0.47% of Fund average net assets)	$ 1,484,553
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%

Columbia Strategic California Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CCXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong security selection in the pre-pay gas, utility, housing and special tax sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An underweight to the utility sector added to the Fund’s relative performance.
Credit quality security selection
| A positive contribution to the Fund’s benchmark-relative performance came from security selection in single-A rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the industrial development revenue and state general obligation (GO) sectors detracted from the Fund’s relative performance.
Sector allocation
| The Fund’s overweight to charter schools detracted from relative performance.
Credit quality security selection
| A negative contribution to the Fund’s benchmark-relative performance came from security selection in AA rated bonds.
Credit quality allocation
| An overweight to BBB rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	2.74	0.74	2.22
Bloomberg California Municipal Bond Index	4.05	1.08	2.37
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 306,046,946
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,484,553
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 306,046,946
Total number of portfolio holdings	153
Management services fees (represents 0.47% of Fund average net assets)	$ 1,484,553
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.5%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.7%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.6%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.6%
East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125%	1.5%
Manteca Unified School District 08/01/2032 0.000%	1.5%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.4%
California Municipal Finance Authority 10/01/2046 4.000%	1.4%
Cerritos Community College District 08/01/2044 3.000%	1.3%